Uncategorized Items
[dei_TradingSymbol]	MQRAX	MQRIX
[imst2acr_CheckFee]			25.00	25.00
[imst2acr_WireFee]			20.00	20.00
[rr_AcquiredFundFeesAndExpensesBasedOnEstimates]					“Other expenses” and “acquired fund fees and expenses” have been estimated for the current fiscal year.
[rr_AcquiredFundFeesAndExpensesOverAssets]						0.0007	[footnoteimst2acr_S000047911Otherexpensesandacqu]	0.0007	[footnoteimst2acr_S000047911Otherexpensesandacqu]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]					Performance
[rr_Component1OtherExpensesOverAssets]						0.0005		0.0015
[rr_Component2OtherExpensesOverAssets]						0.0001		0.0001
[rr_Component3OtherExpensesOverAssets]						0.0097		0.0097
[rr_DistributionAndService12b1FeesOverAssets]						0.0025		0
[rr_ExpenseBreakpointDiscounts]					You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]										25,000
[rr_ExpenseExampleHeading]					Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]			717	135
[rr_ExpenseExampleYear03]			1,188	604
[rr_ExpenseHeading]					Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares Purchase Programs " on page 20 of this Prospectus.

[rr_ExpensesOverAssets]						0.0235		0.022
[rr_FeeWaiverOrReimbursementOverAssets]						(0.0087)	[footnoteimst2acr_S000047911TheFundsadvisorhasco]	(0.0087)	[footnoteimst2acr_S000047911TheFundsadvisorhasco]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]					2016-03-31
[rr_ManagementFeesOverAssets]						0.01		0.01
[rr_MaximumDeferredSalesChargeOverOfferingPrice]						0		0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]						0.0575		0
[rr_NetExpensesOverAssets]						0.0148		0.0133
[rr_ObjectiveHeading]					Investment Objectives
[rr_ObjectivePrimaryTextBlock]

The investment objectives of the ACR Multi-Strategy Quality Return (MQR) Fund (the “Fund”) are to preserve capital during periods of economic decline, and to provide above average absolute and relative returns in the long run. Return objectives are subordinate to the objective of preserving capital. There is no assurance that the Fund’s return objectives will be achieved.

[rr_OperatingExpensesCaption]					Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesNewFundBasedOnEstimates]					“Other expenses” and “acquired fund fees and expenses” have been estimated for the current fiscal year.
[rr_OtherExpensesOverAssets]						0.0103	[footnoteimst2acr_S000047911Otherexpensesandacqu]	0.0113	[footnoteimst2acr_S000047911Otherexpensesandacqu]
[rr_PerformanceNarrativeTextBlock]

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

[rr_PerformanceOneYearOrLess]					The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
[rr_PortfolioTurnoverHeading]					Portfolio Turnover
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

[rr_RedemptionFeeOverRedemption]						(0.02)		(0.02)
[rr_RiskHeading]					Principal Risks of Investing
[rr_RiskLoseMoney]					Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
[rr_RiskNarrativeTextBlock]

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

High yield (“junk”) bond risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. Junk bonds often trade at a substantial discount to their face value because the market perceives a high likelihood that their issuers will default.

Bank loans and loan participations risk. Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an agent bank becomes insolvent, a bank loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a bank loan or loan participation.

Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Bank loans may also be subject to extension risk and prepayment risk.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants and rights risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. The failure to exercise subscription rights to purchase common shares would result in the dilution of the Fund’s interest in the issuing company.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Real estate investment trust (REIT) risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Arbitrage and event-driven risk. Employing arbitrage strategies involves the risk that anticipated opportunities do not turn out as planned, resulting in potentially reduced returns or losses to the Fund. With respect to event-driven strategies, the Advisor’s evaluation of the outcome of a proposed corporate event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund’s return on the investment may be negative. If the proposed corporate event appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security may decline sharply, resulting in a loss to the Fund. Even if the Advisor’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. These risks may be realized for a variety of reasons, such as the inability to finance a transaction, lack of regulatory approval from state, federal or international agencies or failure of shareholders to approve a transaction.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

No operating history. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

[rr_RiskNondiversifiedStatus]					Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
[rr_RiskReturnHeading]					SUMMARY SECTION
[rr_ShareholderFeeOther]			15.00	15.00
[rr_ShareholderFeesCaption]					Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]					Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund seeks to preserve capital during periods of economic decline. In seeking to preserve capital, Alpine Investment Management LLC, dba ACR Alpine Capital Research (“ACR Alpine Capital Research”, “ACR” or the “Advisor”) seeks to identify and avoid “permanent loss.” The Advisor considers permanent loss to refer to two general types of economic losses through a full market cycle: (i) the impairment of the fundamental value of a security and (ii) the payment of a speculative (higher) price to acquire the fundamental value of a security. The Advisor considers the fundamental value of a security to be impaired when the earning power of an enterprise or security permanently declines, or the assets of an enterprise must be sold or written down for a loss. The Advisor considers a security’s price to be speculative when it is inordinately high relative to Advisor’s estimated fundamental value of the security. In addition, the Advisor evaluates the financial condition of the enterprise or security in which the Fund invests to determine its ability to withstand difficult economic conditions.

The Fund also seeks to provide above average returns in the long run.

• “Above average absolute returns” means returns higher than a “fair” equity-like return (i.e. the stock market returns over a full market cycle) commensurate with the risk of investing in equities in the long run. There is no assurance the Fund will provide above average absolute returns in the long run. In seeking above average absolute returns, the Advisor assigns a required return to each of the securities it selects for investment based on the Advisor’s assessment of the risk of the security. The weighted average required return of the portfolio becomes the absolute return expectation for the Fund. The Advisor then seeks to purchase each security at a discount to its estimated intrinsic value, to assure a margin of safety against a return below its assigned required absolute return expectation.

• “Above average relative returns” means returns higher than returns of an equity market benchmark in the long run. The Advisor has selected the MSCI All-Country World Index (“MSCI ACWI Index”) as the Fund’s benchmark because it is a broad proxy for the world equity market. In seeking above average relative returns, the Advisor engages in research to identify companies and securities which are undervalued by the securities markets.

• The Advisor defines “long run” as a period which includes a full economic cycle of expansion and contraction in the output and equity market prices of the global economies represented in the Fund.

Under normal circumstances, the Fund pursues its investment objectives by investing its assets in equity securities, debt securities, derivative securities, cash and cash equivalents. The Fund is not limited by security type, issuer size or geographic location, and may invest in securities of issuers in emerging markets as well as developed markets. The Advisor seeks to identify companies and securities which are undervalued by the securities markets. The Fund’s Advisor estimates the intrinsic value of companies and invests in securities across the capital structure, including related derivative securities, which the Advisor believes provide an optimal combination of return and risk. In selecting securities for the Fund, the Advisor engages in an extensive search process across global markets for companies with desirable investment characteristics. The Advisor also conducts research on the financial and business characteristics of potential and current investments.

Equity securities in which the Fund may invest include common stocks, convertible securities, rights and warrants. The Fund may invest in debt securities of any maturity and credit quality and the Fund may purchase high yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings Ltd. (“Fitch”) (or if unrated, are determined by the Advisor to be of comparable credit quality). The Fund may invest in bank loans and loan participations. The Advisor may also invest in derivative securities which include, but are not limited to, futures, options, swaps (including total return swaps) and forward contracts. The Advisor may utilize derivatives to profit from expected price appreciation or depreciation of an underlying security, to generate a desired return stream, to generate incremental income, or to create a desired excess return spread over a market average yield or estimated fair return.

The Fund may also invest in other types of financing instruments such as convertible bonds and preferred stocks, American Depositary Receipts, European Depositary Receipts, and real estate investment trusts (“REITs”). In addition, the Advisor may use a short selling strategy for a portion of the Fund. The Fund will engage in two general types of short positions: directional and arbitrage. Directional short selling refers to selling short securities or groups of securities based on the Advisor’s assessment that the prices of the securities are significantly higher than their intrinsic values. Arbitrage short selling refers to selling short securities the Advisor considers to be overpriced in combination with related long positions in securities the Advisor considers to be underpriced, seeking to profit when the prices of the two securities converge. The Advisor may also invest in arbitrage or event-related securities, using fundamental analysis of the intrinsic values of companies to seek to profit from securities it deems to be relatively mispriced due to the market under or overestimating the successful completion of corporate events, including mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

The Advisor emphasizes “quality” when making investment decisions for the Fund. The Advisor defines the quality of a security by the reliability of the cash flows or assets which are the basis of the security’s estimated intrinsic value. The Advisor defines the quality of an investment by the price paid for the estimated intrinsic value received. The Advisor believes a quantifiable margin of safety is the hallmark of a quality investment. For equity investments, the Advisor’s estimated intrinsic value of a company must be significantly greater than its price. For higher rated fixed income investments, the Adviser believes an issuer’s available resources must be significantly greater than the interest and principal due the investor. For lower rated fixed income investments selling below their principal value, the Adviser believes the value of the assets backing an issue must be significantly greater than its price. For other types of investments and as a general rule, the Adviser believes the probability of achieving a return commensurate with the risk taken must be very high.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.